Income Tax Credit	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax credit

7. Income tax credit

The major components of income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	7,185	5,516	4,325
In respect of current year U.S.	—	—	(1)
In respect of prior years U.K.	69	(22)	(86)
Total current tax	7,254	5,494	4,238

Deferred tax:
In respect of current year U.S.	15	—	1
In respect of prior years U.S.	—	(1)	—
Total deferred tax	15	(1)	1

Income tax credit	7,269	5,493	4,239

Current income tax receivable:
U.K. tax	7,185	9,818	8,477
U.S. tax	3	4	4
Current income tax receivable	7,188	9,822	8,481

Deferred tax:
U.S. tax	60	44	46

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2021	2020	2019
	(in thousands)
	£	£	£
Loss before tax	(47,802)	(36,175)	(25,651)
Tax on loss at standard U.K. tax rate of 19% (2020: 19%; 2019: 19%)	(9,082)	(6,873)	(4,874)
Effects of:
Expenses not deductible	4,757	3,972	2,912
Deduction for R&D	(9,415)	(7,228)	(5,667)
Losses surrendered for R&D tax credit	9,415	7,228	5,667
Deferred tax - PY adjustment	—	1	—
Overseas tax payable - current year	—	—	1
R&D tax credit - U.S.	(15)	—	(1)
R&D tax credit - current year	(7,185)	(5,516)	(4,325)
R&D tax credit - prior years	(69)	22	86
Deferred tax asset not recognized	4,325	2,901	1,962
Income tax credit	(7,269)	(5,493)	(4,239)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward or temporary differences on share-based compensation arrangements as at December 31, 2021 on the basis that the timing during which tax losses or temporary differences could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset, which relates to research & development tax credits, has been recognized to the extent that management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £74.4 million (2020: £57.5 million; 2019: £46.4 million), comprising temporary differences on share-based compensation arrangements of £4.1 million (2020: £9.9 million; 2019: £14.2 million) and cumulative carry forward tax losses of £70.3 million (2020: £47.6 million; 2019: £32.2 million).

In March 2021, the U.K. Government announced that from April 1, 2023 the corporation tax rate would increase to 25% for U.K. companies with annual profits of £250,000 or higher.  This was substantively enacted on May 24, 2021.